833828

SEC MAIL PROCESSING SECTION RECEIVED JAN 12 2005 WASH., D.C. 213

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☒ check if this is an amendment and name has changed, and indicate change.)
Calamos Multi-Strategy, L.P. (f/k/a Calamos Convertible Hedge Limited Partnership)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment [redacted]

05001059

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☒ check if this is an amendment and name has changed, and indicate change
Calamos Multi-Strategy, L.P. (f/k/a Calamos Convertible Hedge Limited Partnership)

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1111 East Warrenville Road, Naperville, IL 60563	(630) 245-7200
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) Same as executive offices	Telephone Number (Including Area Code)

Brief Description of Business
Investing in securities and other instruments, foreign and domestic

PROCESSED JAN 14 2005 THOMSON FINANCIAL E

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 8 8 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) I L

GENERAL INSTRUCTIONS:

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying upon ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% of more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner *
*General Partner

Full Name (Last name first, if individual)
Calamos Partners LLC (the "General Partner")

Business or Residence Address (Number and Street, City, State, Zip Code)
1111 East Warrenville Road, Naperville, IL 60563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer * ☒ Director* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Calamos, John P., Sr.

Business or Residence Address (Number and Street, City, State, Zip Code)
1111 East Warrenville Road, Naperville, IL 60563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer * ☒ Director* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Calamos, Nick P.

Business or Residence Address (Number and Street, City, State, Zip Code)
1111 East Warrenville Road, Naperville, IL 60563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer * ☒ Director* ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Calamos, John P., Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
1111 East Warrenville Road, Naperville, IL 60563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dudasik, Patrick H.

Business or Residence Address (Number and Street, City, State, Zip Code)
1111 East Warrenville Road, Naperville, IL 60563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hamman, James S., Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
1111 East Warrenville Road, Naperville, IL 60563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kaczmarek, Tim

Business or Residence Address (Number and Street, City, State, Zip Code)
1111 East Warrenville Road, Naperville, IL 60563

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

*of General Partner

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% of more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Swanson, David M.

Business or Residence Address (Number and Street, City, State, Zip Code)

1111 East Warrenville Road, Naperville, IL 60563

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

* of General Partner

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $199,898,000.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $ *	☐ $ 0.00
Purchase of real estate	☐ $ 0.00	☐ $ 0.00
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0.00	☐ $ 0.00
Construction or leasing of plant buildings and facilities	☐ $ 0.00	☐ $ 0.00
Acquisitions of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0.00	☐ $ 0.00
Repayment of indebtedness	☐ $ 0.00	☐ $ 0.00
Working capital	☐ $ 0.00	☒ $ 199,898,000.00
Other (specify):	☐ $ 0.00	☐ $ 0.00
	☐ $ 0.00	☐ $ 0.00
Column Totals:	☐ $ 0.00	☒ $ 199,898,000.00
Total Payments Listed (column totals added)	☒ $199,898,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Calamos Multi-Strategy, LP	[signature]	January 5, 2005
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
James S. Hamman, Jr.	Executive Vice President, General Counsel, and Secretary Calamos Partners LLC, General Partner	

* The Issuer pays its own operating expenses, including legal, accounting, and audit expenses, the costs of the continuous offering of Units, and its proportionate share of the organizational and administrative costs of Calamos Limited, a Cayman Islands company in which the Issuer invests substantially all of its assets. The Issuer also pays its own investment expenses, including brokerage commissions and other expenses incurred in connection with trading in securities. The Issuer pays the General Partner a management fee equal to 1/12 of 1% (1% annually) of the Issuer's net assets at the end of each month. In addition, the Issuer will make a performance allocation to the Adviser, equal to 20% of the excess (if any) of the net asset value of a Limited Partner's Units on every one-year anniversary date of such Limited Partner's initial purchase of Units over the net asset value of such Units on any prior anniversary date. However, no performance allocation will be made if the net asset value of a Limited Partner's Units on such anniversary date does not exceed the highest prior net asset value of such Units on an anniversary date. Such expenses, fees and performance allocation cannot be quantified at present.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)